COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Weighted average fair value (in dollars per share)	$ 7.39	$ 7.73	$ 6.37
Expected life	5 years 4 months 24 days	5 years 8 months 12 days	5 years 8 months 12 days
Interest rate	0.50%	1.50%	1.90%
Volatility	25.00%	17.00%	19.00%
Dividend yield	6.00%	4.20%	5.00%
Expense for stock options	$ 12	$ 12	$ 13
Unrecognized compensation costs related to non-vested stock options	$ 13
Expense recognition period	1 year 9 months 18 days